Cover Page	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	ALICO, INC.
Entity Central Index Key	0000003545
Entity Emerging Growth Company	false
Entity File Number	0-261
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0906081
Entity Address, Address Line One	10070 Daniels Interstate Court
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33913
City Area Code	239
Local Phone Number	226-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALCO
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Alico, Inc. (the “Company”) on March 1, 2021 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission (the “SEC”) to report the results of the matters submitted to a vote by the Company’s shareholders at the Company’s Annual Meeting of Shareholders held on February 25, 2021 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to how frequently the Company will conduct future shareholder advisory votes regarding named executive officer compensation. Except as set forth herein, no other modifications have been made to the Original 8-K.